Related Party Transactions	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 15–Related party transactions

In addition to the information disclosed elsewhere in the financial statements, the following transaction took place between the Company and related parties at terms agreed between the parties:

Guarantees in favor of the Company’s bank borrowings were received from a key management for the year ended June 30, 2015.

Guarantees in favor of the Company’s bank borrowings were received from the ultimate controlling party for the years ended June 30, 2015 and 2014.

The immediate and ultimate controlling party of the Company is Mr Chao Xin.